Federated Hermes Managed Volatility Fund II Expense Example - Service Shares [Member] - Federated Hermes Managed Volatility Fund II - S	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	$ 1,646